Loans and financing, Changes in loans (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Changes in loans [Abstract]
Opening balance	R$ 385,514	R$ 26,697
Loans raised	169,238	0
Payment of principal	(10,078)	(11,229)
Payment of interest	(6,681)	(2,156)
Accrual of interest	22,699	2,623
Closing balance	R$ 560,692	R$ 15,935